Financial Instruments and Fair Value Measurements (Details) - Schedule of fair value measurements on recurring basis $ in Thousands	Dec. 31, 2021 USD ($)
Financial liability:
Embedded derivative liability	$ 78,497
Level 1 [Member]
Financial liability:
Embedded derivative liability
Level 2 [Member]
Financial liability:
Embedded derivative liability
Level 3 [Member]
Financial liability:
Embedded derivative liability	$ 78,497